ORGANIZATION AND BASIS OF PRESENTATION (Schedule of financial information) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash		¥ 98,191		¥ 189,905	¥ 485,440	$ 15,092	$ 29,188	¥ 478,682
Accounts receivable (net of allowance of RMB73(US$11) as of December 31, 2017)		131,952		189,589		20,281
Inventories		6,284		5,923		966
Amount due from inter-companies		25,304		13,496		3,889
Non-current assets:
Property, plant and equipment, net		793,571		775,338		121,970
Deposits for non-current assets		266,180		268,747		40,911
Equity method investments		732,167		210,088		112,532
Other non-current assets		30,392		39,726		4,671
Total non-current assets		2,354,254		2,033,747		361,843
Total assets		3,465,390		3,228,603		532,622
Current liabilities:
Accounts payable		4,563		2,038		701
Accrued expenses and other liabilities		385,919		277,398		59,313
Amount due to inter-companies		12,453		12,999		1,914
Total current liabilities		1,108,171		951,059		170,321
Non-current liabilities:
Deferred tax liabilities		73,577		49,658		11,309
Mandatorily redeemable noncontrolling interests		396,281		0		60,907
Total non-current liabilities		1,342,301		1,045,774		206,311
Total liabilities		2,450,472		1,996,833		376,632
Net revenues		330,977	$ 50,870	455,042	616,485
Net loss		(285,684)		(265,084)	(79,279)
Net cash used by operating activities		26,732	4,108	(78,078)	(175,138)
Net cash used in investing activities		(313,010)	(48,109)	(74,847)	(391,083)
Net cash provided by financing activities		194,405	29,881	(131,370)	590,398
Exchange rate effect on cash		159	24	(11,240)	(17,419)
Increase in cash and cash equivalents		(91,714)	(14,096)	¥ (295,535)	¥ 6,758
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash		13,161				2,023
Restricted cash, current portion		42				6
Accounts receivable (net of allowance of RMB73(US$11) as of December 31, 2017)		3,985				612
Inventories		1,399				215
Prepayments and other current assets		1,988				306
Amount due from inter-companies		20,575				3,162
Non-current assets:
Property, plant and equipment, net		279,240				42,918
Intangible assets, net		202				31
Deposits for non-current assets		172				26
Equity method investments		195,040				29,977
Other non-current assets		481				74
Total non-current assets		475,135				73,026
Total assets		495,710				76,188
Current liabilities:
Accounts payable		1,978				304
Accrued expenses and other liabilities		21,321				3,277
Amount due to inter-companies	[1]	54,563				8,386
Total current liabilities		77,862				11,967
Non-current liabilities:
Deferred tax liabilities		8,316				1,278
Mandatorily redeemable noncontrolling interests		396,281				60,907
Total non-current liabilities		404,597				62,185
Total liabilities		482,459				$ 74,152
Net revenues		28,673	4,407
Net loss		(141,188)	(21,700)
Net cash used by operating activities		(54,113)	(8,317)
Net cash used in investing activities		(5,582)	(858)
Net cash provided by financing activities		56,787	8,728
Exchange rate effect on cash		748	115
Increase in cash and cash equivalents		¥ (2,160)	$ (332)

[1]	Amount due to inter-companies represented payable balances of VIE and its subsidiaries due to other subsidiaries within the Group.